UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 08/31/2017

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2017 (Unaudited)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 0.2%
Morgan Stanley 3.59%, 7/22/28 (a)	$3,550	$3,597,346
Education — 0.2%
California Institute of Technology, 4.28%, 9/01/16	3,000	2,806,871
Health Care Providers & Services — 0.3%
Kaiser Foundation Hospitals, 4.15%, 5/01/47	3,650	3,926,510
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.20%, 5/11/27	1,462	1,494,995
3.00%, 6/20/27	2,367	2,384,589

		3,879,584
Total Corporate Bonds — 1.0%		14,210,311

Municipal Bonds
California — 85.3%
County/City/Special District/School District — 27.2%
Antelope Valley Community College District, GO, Refunding, Election of 2016, Series A, 5.25%, 8/01/42	26,670	32,588,873
Butte-Glenn Community College District, GO, Election of 2016, Series A, 5.25%, 8/01/46	12,360	15,158,180
California Infrastructure & Economic Development Bank, RB, Goodwill Industry San Joaquin, 5.85%, 9/01/37	2,910	2,926,238
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program Phase I, Series A, 5.00%, 6/01/42	11,110	13,192,903
California Pollution Control Financing Authority, RB, Calplant I Project, Green Bonds, AMT (b):
7.50%, 7/01/32	1,630	1,726,952
8.00%, 7/01/39	580	638,858
Central Union High School District-Imperial County, GO, Election of 2016, 5.25%, 8/01/46	4,240	5,159,147
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 8/01/47	23,965	28,993,576
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 3/01/33	140	158,133

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 8/01/43 (b)(c)	$1,000	$253,520
City & County of San Francisco Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D (b)(c):
0.00%, 8/01/23	1,000	768,590
0.00%, 8/01/31	3,000	1,480,950
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,016,320
City of Los Angeles California, Series A, 5.00%, 6/28/18	22,330	23,114,899
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,596,255
City of Rancho Cordova Community Facilities District, Refunding, Sunridge Anatolia Community Facilities, Special Tax Bonds, 4.00%, 9/01/37	1,000	1,049,880
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,830,052
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Proposition C, Sales Tax Revenue, Series A, 5.00%, 7/01/42	20,000	23,948,600
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/19 (d)	12,200	13,247,004
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	11,200	13,370,784
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A (d):
5.50%, 3/01/21	10,550	12,206,666
6.00%, 3/01/21	2,895	3,399,338

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	1

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 8/01/46	$4,265	$5,281,904
El Rancho Unified School District, GO, Election of 2016, Series A, 5.25%, 8/01/46	3,850	4,680,330
Folsom Cordova Unified School District School Facilities Improvement, GO:
District No. 4, Election of 2012, Series B, 5.25%, 10/01/35	3,210	3,868,018
District No. 5, Election of 2014, Series A, 5.25%, 10/01/35	4,710	5,675,503
Fremont Union High School District, GO, Refunding, Series A, 5.00%, 8/01/44	10,000	12,047,000
Glendale Community College District, GO, Election of 2016, Series A, 5.25%, 8/01/41	5,900	7,253,047
Grossmont California Healthcare District, GO, Election of 2006, Series B (d):
6.00%, 7/15/21	2,770	3,300,289
6.13%, 7/15/21	3,045	3,642,368
Hacienda La Puente Unified School District, GO, Election 2016, Series A, 5.25%, 8/01/42	5,000	6,127,050
Los Angeles Community College District, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (d)	6,250	6,865,000
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42	2,500	3,704,900
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	3,054,358
Norwalk-La Mirada Unified School District, GO, Series B, 5.00%, 8/01/44	5,000	5,918,100
Oakland Unified School District/Alameda County, GO, Refunding Series C, 5.00%, 8/01/37	8,520	10,198,355
Ontario Public Financing Authority, Refunding RB, (AGM), 5.00%, 11/01/42	4,500	5,318,055
Palmdale Elementary School District, GO:
Election 2012, Series B, 5.25%, 8/01/42	2,000	2,425,540

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Palmdale Elementary School District, GO (continued):
Election of 2016, Series A, 5.25%, 8/01/42	$7,695	$9,332,265
Riverside County Transportation Commission, Refunding RB, Series A:
Limited Tax, 5.25%, 6/01/39	3,230	3,822,447
5.00%, 6/01/39	3,000	3,590,730
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District, Series A, 5.00%, 10/01/41	4,000	4,701,400
San Diego Community College District, Refunding, GO, Refunding, 5.00%, 8/01/41	20,000	23,885,600
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/48	16,500	19,445,085
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 5/01/42	2,010	2,305,892
San Leandro California Unified School District, GO, Series A:
Election of 2010, 5.75%, 8/01/41	5,000	5,821,400
Election of 2016, 5.25%, 8/01/46	6,760	8,172,232
San Marcos Schools Financing Authority, Refunding RB, (AGM), 5.25%, 8/15/40	3,000	3,643,440
Solano County Community College District, GO, Election of 2012, Series C, 5.25%, 8/01/42	11,460	14,088,122
West Contra Costa Unified School District, GO, Refunding, Taxable, Series A-2, 3.47%, 8/01/33	4,000	4,019,480

		399,013,628
Education — 8.1%
California Educational Facilities Authority, Refunding RB, Pitzer College, 6.00%, 4/01/40	2,500	2,804,650
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	2,125	2,839,489

2	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Education (continued)
California Municipal Finance Authority, RB:
California Baptist University, Series A, 5.00%, 11/01/36 (b)	$1,500	$1,604,580
California Baptist University, Series A, 5.00%, 11/01/46 (b)	4,000	4,229,000
Emerson College, 6.00%, 1/01/22 (d)	7,000	8,015,490
John Adams Academy, 5.25%, 10/01/45	1,060	1,147,397
Vista Charter Middle School, 6.00%, 7/01/44	500	533,365
California School Finance Authority, RB, Series A, 6.00%, 7/01/51 (b)	1,500	1,558,170
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/41	22,545	26,470,084
Menifee Union School District, GO, Series A, 5.25%, 8/01/42	7,275	8,837,015
University of California, RB:
Build America Bonds, 6.30%, 5/15/50	3,790	4,637,141
General, Series AQ, 4.77%, 5/15/15	1,055	1,136,942
Series AM, 5.25%, 5/15/37	5,215	6,262,641
Series AM, 5.25%, 5/15/44	11,495	13,708,822
Series AV, 5.00%, 5/15/42	8,600	10,262,380
Series AV, 5.25%, 5/15/42	13,605	16,705,716
Series AV, 5.25%, 5/15/47	7,240	8,848,294

		119,601,176
Health — 7.5%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	3,775	4,137,362
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	7,000	7,887,040
Scripps Health, Series A, 5.00%, 11/15/40	7,530	8,485,256
Sutter Health, Series B, 6.00%, 8/15/42	9,775	11,102,836

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/19 (d)	$2,075	$2,268,950
Catholic Healthcare West, Series A, 6.00%, 7/01/19 (d)	6,000	6,560,820
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,000	11,633,000
Sutter Health, Series A, 5.00%, 11/15/37	8,395	9,966,880
Sutter Health, Series A, 5.00%, 11/15/38	12,000	14,211,840
California Statewide Communities Development Authority, RB, Series A:
Lancer Educational student Housing Project, 5.00%, 6/01/46 (b)	4,100	4,267,731
University of California, Irvine East Campus Apartments, Phase IV, 5.00%, 5/15/42	5,000	5,822,700
California Statewide Communities Development Authority, Refunding RB:
Lancer Educational student Housing Project, Series A, 5.00%, 6/01/36 (b)	2,900	3,053,033
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,601,600
Regents of the University of California Medical Center Pooled Revenue, RB, Build America Bonds, Series H, 6.40%, 5/15/31	2,330	3,019,610
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/41	10,000	11,638,400

		109,657,058
State — 8.4%
Orange County Community Facilities District, Special Tax Bonds, Village of Esencia, Series A, 5.25%, 8/15/45	5,000	5,643,650

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	3

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California, GO, Refunding:
5.00%, 11/01/35	$19,550	$23,551,885
5.00%, 11/01/36	15,000	18,026,250
5.00%, 11/01/37	17,920	21,517,798
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,195	4,713,125
6.50%, 4/01/33	7,925	8,647,126
5.00%, 11/01/35	545	656,562
6.00%, 4/01/38	16,080	17,333,758
7.60%, 11/01/40	2,000	3,184,900
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	10,858,100
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/19 (d)	3,060	3,323,894
Various Capital Projects, Series I, 5.25%, 11/01/32	1,115	1,327,073
Various Capital Projects, Series I, 5.50%, 11/01/33	2,315	2,781,310
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19 (d)	1,725	1,930,741

		123,496,172
Tobacco — 3.7%
County of California Tobacco Securitization Agency, Refunding RB, Series A:
Asset-Backed, Merced County, 5.13%, 6/01/38	1,000	993,730
Asset-Backed, Merced County, 5.25%, 6/01/45	1,085	1,078,783
Golden Gate Tobacco Funding Corp., 5.00%, 6/01/36	2,410	2,378,357
Golden Gate Tobacco Funding Corp., 5.00%, 6/01/47	2,595	2,549,432
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 6/01/46	8,590	8,556,585
5.60%, 6/01/36	1,980	2,003,008
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	15,750	15,748,582

Municipal Bonds	Par (000)	Value
California (continued)
Tobacco (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 6/01/37	$8,450	$8,449,155
5.13%, 6/01/46	12,640	12,638,862

		54,396,494
Transportation — 12.5%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	2,720	4,269,258
Burbank-Glendale-Pasadena California Airport Authority, ARB, Series B, 5.56%, 7/01/32	1,000	1,150,750
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	5,150	5,582,291
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	675	677,889
City & County of San Francisco California Airports Commission, RB, San Francisco International Airport, Series A, AMT, 5.00%, 5/01/41	4,170	4,778,194
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.25%, 5/01/33	1,645	1,903,281
5.00%, 5/01/39	11,175	12,645,742
5.00%, 5/01/40	4,535	5,128,904
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 5/15/40	1,250	1,464,850
City of Los Angeles California Department of Airports, ARB:
Sub-Series A, AMT, 5.00%, 5/15/42	13,625	15,874,624
Sub-Series B, 5.00%, 5/15/42	10,340	12,193,755
City of Los Angeles California Department of Airports, RB, Los Angeles International Airport, AMT:
Series A, 5.00%, 5/15/33	4,500	5,290,380
Series A, 5.00%, 5/15/35	2,960	3,454,912
Series B, 5.00%, 5/15/36	2,700	3,144,636
Series B, 5.00%, 5/15/41	10,375	11,979,805

4	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	$11,690	$12,859,935
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series C, 3.89%, 5/15/38	3,000	3,178,830
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 3/01/35	2,650	3,099,625
Series A, 5.00%, 3/01/41	18,235	21,115,948
Series A, 5.00%, 3/01/47	5,000	5,754,350
Series A-1, 5.75%, 3/01/34	6,720	7,652,131
Series A-1, 6.25%, 3/01/34	2,920	3,407,027
County of Sacramento California, ARB:
Senior Series B, 5.75%, 7/01/39	1,600	1,662,000
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/18 (d)	3,150	3,281,355
San Diego County Regional Airport Authority, Refunding ARB, Subordinate, Series A, 5.00%, 7/01/42	7,325	8,667,013
San Francisco Bay Area Rapid Transit District, GO, Green Bond, Election 2016, Series A, 5.00%, 8/01/47	16,930	20,313,799
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	2,355	2,940,948

		183,472,232
Utilities — 17.9%
City of Los Angeles California Department of Water & Power, RB:
Build America Bonds, 6.60%, 7/01/50	3,000	4,583,250
Build America Bonds, Series D, 6.57%, 7/01/45	1,500	2,243,025
Series A, 5.00%, 7/01/41	15,865	18,648,832

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 7/01/39	$8,000	$9,100,480
City of Los Angeles California Wastewater System Revenue, Refunding RB:
Green Bond, Sub-Series A, 5.25%, 6/01/47	12,880	15,777,485
Series A, 5.38%, 6/01/19 (d)	5,060	5,458,677
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/21 (d)	5,625	6,643,969
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 8/01/42	3,500	4,149,320
City of Riverside California Electric Revenue, RB, Build America Bond, 7.61%, 10/01/40	2,500	3,783,125
City of Sacramento California Water Revenue, RB, 5.00%, 9/01/42	7,005	8,361,308
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/19 (d)	5,700	6,119,976
County of San Diego California Water Authority Financing Corp., Refunding RB, Refunding RB,Series B, 5.00%, 5/01/36	11,150	13,386,578
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 8/01/36	4,235	4,830,907
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 6/01/42	4,630	5,568,131
Eastern Municipal Water District Financing Authority, RB, Series D, 5.25%, 7/01/42	18,500	22,747,045
Irvine Ranch Water District, Special Assessment Bonds:
5.25%, 2/01/41	16,855	20,538,829
5.25%, 2/01/46	1,000	1,212,330
Build America Bonds, Series B, 6.62%, 5/01/40	4,000	5,584,160
Los Angeles Department of Water, Refunding RB, Series A, 5.25%, 7/01/44	10,650	13,024,524
Marin Water District Financing Authority, RB, Subordinate, 5.00%, 7/01/47	7,000	8,322,090

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	5

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/40	$15,585	$18,413,677
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,754,350
Northern California Power Agency, RB, Build America Bonds, Series B, 7.31%, 6/01/40	2,150	2,985,232
San Diego County Water Authority Financing Corp., Refunding RB, Series B, 5.00%, 5/01/38	10,355	12,387,376
San Diego Public Facilities Financing Authority Water Revenue, Refunding RB, Series B, 5.00%, 8/01/38	12,455	14,780,971
Southern California Public Power Authority, 2.00%, 7/01/36 (e)	10,000	10,195,900
Vista Joint Powers Financing Authority, Refunding LRB, Lease, 5.25%, 5/01/37	15,000	18,093,450

		262,694,997
Total Municipal Bonds in California		1,252,331,757

Puerto Rico — 1.2%
State — 0.3%
Commonwealth of Puerto Rico, GO, , 6.00%, 7/01/38 (f)(g)	1,630	890,387
Commonwealth of Puerto Rico, GO, Refunding, Series A (f)(g):
Public Improvement, 5.50%, 7/01/39	1,470	802,988
8.00%, 7/01/35	3,820	2,210,825

		3,904,200
Tobacco — 0.6%
Children’s Trust Fund Tobacco Settlement, Refunding, TB, Asset-Backed:
5.50%, 5/15/39	3,075	3,090,068
5.63%, 5/15/43	6,115	6,152,607

		9,242,675
Utilities — 0.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	3,520	2,864,329

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Utilities (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	$2,300	$1,883,217

		4,747,546
Total Municipal Bonds in Puerto Rico		17,894,421
Total Municipal Bonds — 86.5%		1,270,226,178

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
California — 9.6%
County/City/Special District/School District — 1.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	20,000	23,109,800
Education — 1.3%
University of California, Refunding RB, Series A, 5.00%, 11/01/43	16,000	18,769,920
Health — 2.4%
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/47	30,070	34,818,354
Transportation — 4.3%
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, AMT, 5.00%, 5/01/46	25,000	28,503,250
City of Los Angeles California Department of Airports, RB, Los Angeles International Airport, Series B, AMT, 5.00%, 5/15/41	18,717	21,612,286

6	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California (continued)
Transportation (continued)
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/48	$11,490	$13,540,850

		63,656,386
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.6%		140,354,460
Total Long-Term Investments (Cost — $1,372,071,236) — 97.1%		1,424,790,949

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.62% (i)(j)	98,439,513	$98,469,045
Total Short-Term Securities (Cost — $98,466,645) — 6.7%		98,469,045
Total Investments (Cost — $1,470,537,881*) — 103.8%		1,523,259,994
Other Assets Less Liabilities — 0.3%		5,235,713
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.1)%		(60,777,582)

Net Assets — 100.0%		$1,467,718,125

*	As of August 31, 2017, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,410,636,828

Gross unrealized appreciation	$55,849,908
Gross unrealized depreciation	(5,853,995)

Net unrealized appreciation	$49,995,913

Notes to Schedule of Investments

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)	Annualized 7-day yield as of period end.

(j)	During the period ended August 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Investment Value Held at May 31, 2017	Net Activity	Shares Investment Value Held at August 31, 2017	Value at August 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	60,668,812	37,770,701	98,439,513	$98,469,045	$358,455	$14,991	$17

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	7

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

For Fund compliance purposes, the Fund’s sector and industry classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(352)	December 2017	$41,712	$(66,240)
10-Year U.S. Treasury Note	(2,323)	December 2017	$294,985	(366,052)
Long U.S. Treasury Bond	(1,715)	December 2017	$267,701	(1,100,718)
Ultra Long U.S. Treasury Bond	(600)	December 2017	$101,438	(452,049)

Total				$(1,985,059)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds

COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

8	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017

Schedule of Investments (concluded)	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,424,790,949	—	$1,424,790,949
Short-Term Securities	$98,469,045	—	—	98,469,045

Total	$98,469,045	$1,424,790,949	—	$1,523,259,994

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(1,985,059)	—	—	$(1,985,059)

[1] See above Schedule of Investments for values in each sector, industry, state, or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $60,642,194 are categorized as Level 2 within the disclosure hierarchy.

During the period ended August 31, 2017, there were no transfers between levels.

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: October 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: October 23, 2017